NASDAQ-100 PROFUND

NASDAQ-100 ProFund : :	TICKERS :: Investor Class OTPIX :: Service Class OTPSX
Important Information About the Fund
Investment Objective

The NASDAQ-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index® (the "Index").

The Index, a modified market capitalization weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of September 30, 2011, the Index included companies with capitalizations between $3.2 billion and $353.5 billion. The average capitalization of the companies comprising the Index was approximately $25.6 billion. The Index is published under the Bloomberg ticker symbol "NDX."

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - NASDAQ-100 PROFUND (USD $)	Investor Class	Service Class
Wire Fee	10	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NASDAQ-100 PROFUND		Investor Class	Service Class
Investment Advisory Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	1.00%
Other Expenses		0.95%	0.95%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	[1]	1.65%	2.65%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class shares and 2.95% for Service Class shares through November 30, 2012. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - NASDAQ-100 PROFUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	168	520	897	1,955
Service Class	268	823	1,405	2,983

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 62% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

>	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

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Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

>	Money Market Instruments — The Fund invests in short-term cash instruments that have terms a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or derivatives based on ProFund Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to its Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2011, the Index was concentrated in the telecommunications and the technology industry groups, which comprised approximately 30% and 47%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Index has a dramatic intraday move, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. The factors that may adversely affect the Fund's correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing or reconstitution events may hinder the Fund's ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund's investment objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

Portfolio Turnover Risk — The Fund's strategy typically involves high portfolio turnover to manage the Fund's investment exposure. Additionally, active trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase fund brokerage costs and may result in increased taxable capital gains.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full Prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results for Investor Class shares have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting profunds.com.

Annual Returns of Investor Class Shares as of December 31 each year

Best Quarter (ended 12/31/2001): 34.57%; Worst Quarter (ended 9/30/2001): -36.65%. The year-to-date return as of the most recent quarter, which ended September 30, 2011, was -4.37%.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - NASDAQ-100 PROFUND		One Year	Five Years	Ten Years
Investor Class		17.65%	5.10%	(1.29%)
Investor Class - After Taxes on Distributions		16.66%	4.66%	(1.60%)
Investor Class - After Taxes on Distributions and Sale of Shares		11.63%	4.18%	(1.24%)
Service Class		16.52%	4.05%	(2.30%)
NASDAQ-100 Index	[1]	20.16%	6.80%	(0.13%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund's shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.